Taxation (Movement of the Aggregate Valuation Allowances for Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Balance as of the beginning of period	$ 32,744	$ 32,534	$ 51,431
Additions charged to expense	18,391	7,588	7,680
Deletions credited to expense	(24,078)	(5,285)	(24,700)
Currency translation	1,777	(2,093)	(1,877)
Balance as of the end of period	$ 28,834	$ 32,744	$ 32,534